Pension And Postretirement Benefits (Schedule Of Assumed Health Care Cost Trend Rates) (Details) - Other Postretirement Benefit Plan, Defined Benefit [Member]	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.75%	8.25%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2022	2022